Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Large-Cap Growth Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 1000® Growth Index 1 Yr		Class A Russell 1000® Growth Index 5 Yrs		Class A Russell 1000® Growth Index 10 Yrs		Class A Russell 1000® Growth Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell 1000® Growth Index 1 Yr		Class C Russell 1000® Growth Index 5 Yrs		Class C Russell 1000® Growth Index 10 Yrs		Class C Russell 1000® Growth Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Growth Index 1 Yr		Class I Russell 1000® Growth Index 5 Yrs		Class I Russell 1000® Growth Index 10 Yrs		Class I Russell 1000® Growth Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell 1000® Growth Index 1 Yr		Class R Russell 1000® Growth Index 5 Yrs		Class R Russell 1000® Growth Index 10 Yrs	Class R Russell 1000® Growth Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 1000® Growth Index 1 Yr		Class R6 Russell 1000® Growth Index 5 Yrs		Class R6 Russell 1000® Growth Index 10 Yrs		Class R6 Russell 1000® Growth Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell 1000® Growth Index 1 Yr		Class W Russell 1000® Growth Index 5 Yrs		Class W Russell 1000® Growth Index 10 Yrs		Class W Russell 1000® Growth Index Since Inception
Total	23.11%	16.43%	14.96%		Jul. 21, 2097	18.85%	14.35%	13.15%		15.15%	12.68%	11.90%		38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	28.66%	16.94%	14.84%		Jul. 21, 2097	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	31.07%	18.24%	16.06%		Jan. 08, 2002	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	30.28%	17.51%		15.40%	May 30, 2014	38.49%	[1]	21.00%	[1]	[1]	17.99%	[1]	31.18%	18.32%	16.09%		Jun. 02, 2015	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	30.93%	18.10%	15.99%		Jul. 21, 2097	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.